Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            May 2, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               140
                                                  -----------------------

Form 13F Information Table Value Total:            111285.872(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE
Column 1		       Column 2		Column 3    Column 4      Column 5        Column 6   Column 7	     Column 8

			       Title of 		  Market Value	SHRS OR SH/ PUT/  Investment  Other     VOTING AUTHORITY
Name of Issuer			Class	         CUSIP	    (x $1000)  PRN AMT PRN CALL   Discretion  Managers  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC		COM		02209S103       3742	143753		   sole				        3742
ANHEUSER BUSCH INBEV SA/NV	SPONSORED ADR	03524A108	2460	 43030		   sole					2460
ANNALY CAP MGMT INC		COM		035710409	987	 56560		   sole					 987
BERKSHIRE HATHAWAY INC DEL	CL A		084670108	7393	    59		   sole					7393
BERKSHIRE HATHAWAY INC DEL	CL B NEW	084670702	6928	 82844		   sole					6928
BP PLC				SPONSORED ADR	055622104	306	  6922		   sole					 306
CHINA MEDIAEXPRESS HLDGS INC	COM		169442100	423	 35600		   sole					 423
CISCO SYS INC			COM		17275R102	2097	122289		   sole					2097
COCA COLA CO			COM		191216100	232	  3500		   sole					 232
COMCAST CORP NEW		CL A		20030N101	3443	139265		   sole					3443
CORRECTIONS CORP AMER NEW	COM NEW		22025Y407	2794	114525		   sole					2794
CURRENCYSHS JAPANESE YEN TR	JAPANESE YEN	23130A102	2461	 20725		   sole					2461
DANAHER CORP DEL		COM		235851102	217	  4190		   sole					 217
DELL INC			COM		24702R101	1899	130855		   sole					1899
DENDREON CORP			COM		24823Q107	1116	 29820		   sole					1116
DIAGEO P L C			SPON ADR NEW	25243Q205	1960	 25710		   sole					1960
ENBRIDGE ENERGY MANAGEMENT L	SHS UNITS LLI	29250X103	757	 12032		   sole					 757
ENBRIDGE ENERGY PARTNERS L P	COM		29250R106	291	  4500		   sole					 291
ENSCO PLC			SPONSORED ADR	29358Q109	2714	 46915		   sole					2714
EXXON MOBIL CORP		COM		30231G102	1652	 19639		   sole					1652
FOSTER WHEELER AG		COM		H27178104	1403	 37285		   sole					1403
GOLDMAN SACHS GROUP INC		COM		38141G104	1990	 12545		   sole					1990
GOOGLE INC			CL A		38259P508	519	   884		   sole					 519
HILLENBRAND INC			COM		431571108	877	 40799		   sole					 877
HILL ROM HLDGS INC		COM		431475102	2199	 57889		   sole					2199
INTERNATIONAL BUSINESS MACHS	COM		459200101	467	  2865		   sole					 467
ISHARES TR			DJ US TECH SEC	464287721	328	  4935		   sole					 328
ISHARES TR			IBOXX INV CPBD	464287242	1271	 11750		   sole					1271
IVANHOE MINES LTD		COM		46579N103	2402	 87467		   sole					2402
JOHNSON & JOHNSON		COM		478160104	2987	 50418		   sole					2987
KINDER MORGAN ENERGY PARTNER	UT LTD PARTNER	494550106	709	  9565		   sole					 709
KINDER MORGAN MANAGEMENT LLC	SHS		49455U100	624	  9515		   sole					 624
LINN ENERGY LLC			UNIT LTD LIAB	536020100	762	 19572		   sole					 762
MCDERMOTT INTL INC		COM		580037109	378	 14875		   sole					 378
MICROSOFT CORP			COM		594918104	4238	166935		   sole					4238
OCCIDENTAL PETE CORP DEL	COM		674599105	4787	 45809		   sole					4787
PEPSICO INC			COM		713448108	1361	 21136		   sole					1361
PFIZER INC			COM		717081103	5678	279547		   sole					5678
PHILIP MORRIS INTL INC		COM		718172109	3988	 60771		   sole					3988
PLUM CREEK TIMBER CO INC	COM		729251108	1991	 45644		   sole					1991
PROCTER & GAMBLE CO		COM		742718109	301	  4880		   sole					 301
PROSHARES TR			PSHSSHRT S&P500 74347R503	1235	 30003		   sole					1235
QUALCOMM INC			COM		747525103	3038	 55400		   sole					3038
QUEST DIAGNOSTICS INC		COM		74834L100	833	 14435		   sole					 833
RAYONIER INC			COM		754907103	312	  5000		   sole					 312
RYANAIR HLDGS PLC		SPONSORED ADR	783513104	1887	 67865		   sole					1887
SCHLUMBERGER LTD		COM		806857108	2551	 27354		   sole					2551
SPDR GOLD TRUST			GOLD SHS	78463V107	7110	 50837		   sole					7110
SPRINT NEXTEL CORP		COM SER 1	852061100	3162	681370		   sole					3162
UNITEDHEALTH GROUP INC		COM		91324P102	2076	 45932		   sole					2076
VODAFONE GROUP PLC NEW		SPONS ADR NEW	92857W209	1277	 44420		   sole					1277
WAL MART STORES INC		COM		931142103	1481	 28458		   sole					1481
WASTE MGMT INC DEL		COM		94106L109	1048	 28078		   sole					1048
WELLPOINT INC			COM		94973V107	1721	 24660		   sole					1721
XYRATEX LTD			COM		G98268108	424	 38000		   sole					 424

TOTAL  $111285.872(x thousand)


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